Accumulated Other Comprehensive Income - Reclassification of Unrealized (Losses) Gains and Impairments on Securities (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gains (losses) on sale of securities available-for-securities	$ 180	$ 2	$ 290	$ 4	$ 42	$ (25)
Salaries and employee benefits	(1,881)	(1,959)	(5,751)	(5,847)	(8,001)	(6,458)
Tax (expense) benefit	(326)	(50)	(669)	(202)	187	(557)
Net Unrealized Gains (Losses) on Securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gains (losses) on sale of securities available-for-securities	180	2	290	4	42	(25)
Tax (expense) benefit	(62)		(99)	(1)	(14)	9
Impact on net income	$ 118	$ 2	$ 191	$ 3	28	(16)
Pension and Post employment costs | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Salaries and employee benefits					(76)	(37)
Tax (expense) benefit					29	13
Impact on net income					$ (47)	$ (24)